STOCKHOLDERS' EQUITY (Details 7) - $ / shares		6 Months Ended	12 Months Ended
		Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Warrant Eight [Member]
Exercise Price			$ 55.00
Number of Shares			555
Weighted Average Exercise Price			$ 55.00
Warrant [Member]
Number of Shares		6,075,874	6,075,874	4,567,672	7,160
Weighted Average Exercise Price		$ 4.52	$ 4.53	$ 5.30	$ 50.41
Warrant One [Member]
Exercise Price		$ 2.00
Number of Shares	[1]	459,458
Expiration Date		2028-09
Weighted Average Exercise Price		$ 2.00
Warrant Two [Member]
Exercise Price		$ 2.34
Number of Shares	[2]	1,050,000
Expiration Date		2023-03
Weighted Average Exercise Price		$ 2.34
Warrant Three [Member]
Exercise Price		$ 5.25
Number of Shares	[3]	2,539,061
Expiration Date		2022-07
Weighted Average Exercise Price		$ 5.25
Warrant Four [Member]
Exercise Price		$ 5.25
Number of Shares	[4]	1,675,000
Expiration Date		2022-07
Weighted Average Exercise Price		$ 5.25
Warrant Five [Member]
Exercise Price		$ 5.25
Number of Shares	[5]	213,800
Expiration Date		2022-07
Weighted Average Exercise Price		$ 5.25
Warrant Six [Member]
Exercise Price		$ 6.04
Number of Shares	[6]	134,000
Expiration Date		2022-07
Weighted Average Exercise Price		$ 6.04
Warrant Seven [Member]
Exercise Price		$ 10.00
Number of Shares		4,000
Expiration Date		2021-06
Weighted Average Exercise Price		$ 10.00
Minimum [Member] | Warrant Eight [Member]
Expiration Date			2018-06
Maximum [Member] | Warrant Eight [Member]
Expiration Date			2019-03

[1]	On September 21, 2018, the Company entered into definitive agreements with George C. Carpenter IV, President and Chief Executive Officer, Robin L. Smith, Chairman, as well as John Pappajohn, and Peter Unanue, each a director of the Company, and entities affiliated with Michal Votruba, a member of the Board of Directors of MYnd Analytics and Director of Life Sciences for the European-based RSJ-Gradus fund, relating to a private placement of an aggregate of 459,458 units for $1.85 per unit, with each unit consisting of one share of Common Stock and one Common Stock Purchase Warrant to purchase one share of Common Stock for $2.00 per share. The closing price per share of the Common Stock on the Nasdaq Stock Market on September 20, 2018 was $1.72 per share.
[2]	On March 29, 2018, the Company sold an aggregate of 1,050,000 units for $2.00 per Unit each consisting of one share of newly-designated Series A Preferred Stock, and one warrant for $2.34 per share in a private placement to three affiliates of the Company, for gross proceeds of $2.1 million. The private placement closed on March 29, 2018. The closing price per share of the Common Stock on the Nasdaq Stock Market on March 29, 2018 was $1.19 per share.
[3]	On July 13, 2017, the Company declared a special dividend of warrants to purchase shares of the Company's common stock to record holders of Common Stock as of such date. Warrants to purchase 2,539,061 shares of Common Stock were distributed pro rata to all holders of common stock on the record date. These warrants will be exercisable (in accordance with their terms) to purchase one share of common stock, at an exercise price of $5.25 per share. The warrants will become exercisable commencing not less than 12 months following their July 27, 2017 distribution date and will expire five years thereafter.
[4]	On July 19, 2017, the Company issued 1,675,000 shares of Common Stock and accompanying Warrants to purchase up to 1,675,000 shares of Common Stock in connection with an underwritten public offering.
[5]	On August 23, 2017, the Company issued 213,800 common stock warrants to underwriters as part of the overallotment attributed to the July 2017 underwritten public offering.
[6]	As part of the underwritten public offering on July 19, 2017, the Company issued 134,000 common stock warrants to the underwriters as part of the services performed by them in connection with the underwritten public offering.